Estimated Amortization Expense Relating to Existing Intangible Assets with Finite Lives (Detail) - Dec. 31, 2015 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Estimated amortization expense
2016	$ 196,177	¥ 1,270,794
2017	77,574	502,510
2018	45,981	297,853
2019	19,209	124,432
2020	$ 14,749	¥ 95,543